Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	$ 60,173	$ 58,715
Cost or Amortized Cost	212	280
Gross Unrealized OTTI Loss	2	1	$ (23)
Available-for-sale Securities, Debt Securities	64,991	61,388
Available-for-sale Securities, Equity Securities	232	300
Fixed Maturity Securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	60,173	58,715
Gross Unrealized Gain	5,180	3,619
Gross Unrealized Temporary Loss	365	947
Gross Unrealized OTTI Loss	(3)	(1)
Available-for-sale Securities, Debt Securities	64,991	61,388
U.S. corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	21,190	21,278
Gross Unrealized Gain	1,859	1,324
Gross Unrealized Temporary Loss	92	291
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	22,957	22,311
U.S. government and agency
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	14,548	12,032
Gross Unrealized Gain	1,862	1,294
Gross Unrealized Temporary Loss	118	236
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	16,292	13,090
RMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	7,749	7,961
Gross Unrealized Gain	285	206
Gross Unrealized Temporary Loss	60	144
Gross Unrealized OTTI Loss	(3)	0
Available-for-sale Securities, Debt Securities	7,977	8,023
Foreign corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	6,703	6,343
Gross Unrealized Gain	386	230
Gross Unrealized Temporary Loss	66	180
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	7,023	6,393
State and political subdivision
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	3,635	3,590
Gross Unrealized Gain	553	393
Gross Unrealized Temporary Loss	6	38
Gross Unrealized OTTI Loss	1	0
Available-for-sale Securities, Debt Securities	4,181	3,945
CMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	3,386	3,799
Gross Unrealized Gain	53	44
Gross Unrealized Temporary Loss	17	32
Gross Unrealized OTTI Loss	(1)	(1)
Available-for-sale Securities, Debt Securities	3,423	3,812
ABS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,810	2,654
Gross Unrealized Gain	21	12
Gross Unrealized Temporary Loss	2	14
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	1,829	2,652
Foreign government
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,152	1,058
Gross Unrealized Gain	161	116
Gross Unrealized Temporary Loss	4	12
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	1,309	1,162
Equity securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	212	280
Gross Unrealized Gain	21	29
Gross Unrealized Temporary Loss	1	9
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Equity Securities	$ 232	$ 300